Revenue Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 2,101	$ 2,347	$ 2,249
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	58	78	65
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	965	990	1,096
Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,023	1,068	1,161
Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	123	130	170
Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	407	296	165
Government incentives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5	8	16
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	543	845	737
Hydro | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	152	156	156
Hydro | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Hydro | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	141	142	132
Hydro | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	141	142	132
Hydro | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	7
Hydro | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Hydro | Operating segments | Government incentives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1	0	0
Hydro | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10	14	17
Wind and Solar | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	329	312	282
Wind and Solar | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	25	27	18
Wind and Solar | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	236	217	188
Wind and Solar | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	261	244	206
Wind and Solar | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	27
Wind and Solar | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(2)	18	(20)
Wind and Solar | Operating segments | Government incentives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4	8	16
Wind and Solar | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	66	42	53
North American Gas | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	217	209	232
North American Gas | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
North American Gas | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	196	190	206
North American Gas | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	196	190	206
North American Gas | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	8	0	0
North American Gas | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4	2	4
North American Gas | Operating segments | Government incentives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
North American Gas | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	9	17	22
Australian Gas | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	158	160	165
Australian Gas | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Australian Gas | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	90	87	91
Australian Gas | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	90	87	91
Australian Gas | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	60	65	68
Australian Gas | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Australian Gas | Operating segments | Government incentives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Australian Gas | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	8	8	6
Alberta Thermal | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	619	816	912
Alberta Thermal | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	23	41	38
Alberta Thermal | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	302	354	479
Alberta Thermal | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	325	395	517
Alberta Thermal | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	55	65	68
Alberta Thermal | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(12)	(17)	(1)
Alberta Thermal | Operating segments | Government incentives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Alberta Thermal | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	251	373	328
Centralia | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	497	571	442
Centralia | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10	10	9
Centralia | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Centralia | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10	10	9
Centralia | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Centralia | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	283	160	115
Centralia | Operating segments | Government incentives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Centralia | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	204	401	318
Energy Marketing | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	122	129	67
Energy Marketing | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	122	129	67
Energy Marketing | Operating segments | Government incentives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Energy Marketing | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	7	(6)	(7)
Corporate and Other | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Lease Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Derivatives Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	12	4	0
Corporate and Other | Government incentives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0	0
Corporate and Other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ (5)	$ (10)	$ (7)